related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) EquityInstruments	Dec. 31, 2022 CAD ($) EquityInstruments
Transactions with key management personnel
Amount of liability accounted for restricted share unit and share options	$ 0	$ 1,000
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	10,000	7,000
Transactions with real estate joint venture and associate
Lease liabilities	$ 2,614,000	$ 2,340,000
Outstanding liability-accounted share-based compensation awards | EquityInstruments	0	0
Key management personnel
Transactions with key management personnel
Short-term benefits	$ 20,000	$ 17,000
Post-employment pension and other benefits	12,000	10,000
Share-based compensation	39,000	65,000
Total	71,000	92,000
Notional value Awarded in period	44,000	41,000
Grant-date fair value Awarded in period	$ 46,000	48,000
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Transactions with real estate joint venture and associate
Weighted average grant-date fair value	$ 46,000	$ 48,000
Minimum | Key management personnel
Transactions with key management personnel
Number of months base salary considered for severance payments	18 months
Maximum | Key management personnel
Transactions with key management personnel
Number of months base salary considered for severance payments	24 months
Directors' Deferred Share Unit Plan
Transactions with key management personnel
Grant-date fair value Awarded in period	$ 23,560
Transactions with real estate joint venture and associate
Deferred share units accounted for as equity | EquityInstruments	534,420	0
Weighted average grant-date fair value	$ 23,560
Directors' Deferred Share Unit Plan | Key management personnel
Transactions with key management personnel
Deferred share units paid out	$ 0	$ 0
TELUS Garden | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments		1,007,431
Principal face amount: Originally issued		$ 32,000
Grant date Awarded in period		39,000
TELUS Garden | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,237,272
Notional value Awarded in period	$ 34,000
Grant-date fair value Awarded in period	36,000
Transactions with real estate joint venture and associate
Weighted average grant-date fair value	36,000
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	$ 84,000	$ 87,000
Telus International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	353,789	265,617
Notional value Awarded in period	$ 10,000	$ 9,000
Grant-date fair value Awarded in period	10,000	9,000
Transactions with real estate joint venture and associate
Weighted average grant-date fair value	$ 10,000	$ 9,000